Document and Entity Information	Sep. 26, 2023
Cover [Abstract]
Entity Registrant Name	JABIL INC
Amendment Flag	false
Entity Central Index Key	0000898293
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-14063
Entity Tax Identification Number	38-1886260
Entity Address, Address Line One	10800 Roosevelt Boulevard North
Entity Address, Address Line Two	Jr. Street North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	(727)
Local Phone Number	577-9749
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	JBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false